Average Annual Total Returns{- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Retail PRO-11 - Fidelity Strategic Real Return Fund	Fidelity Strategic Real Return Fund Return Before Taxes Past 1 year	Fidelity Strategic Real Return Fund Return Before Taxes Past 5 years	Fidelity Strategic Real Return Fund Return Before Taxes Past 10 years	Fidelity Strategic Real Return Fund After Taxes on Distributions Past 1 year	Fidelity Strategic Real Return Fund After Taxes on Distributions Past 5 years	Fidelity Strategic Real Return Fund After Taxes on Distributions Past 10 years	Fidelity Strategic Real Return Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Strategic Real Return Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Strategic Real Return Fund After Taxes on Distributions and Sales Past 10 years	LB124 Past 1 year	LB124 Past 5 years	LB124 Past 10 years	F0665 Past 1 year	F0665 Past 5 years	F0665 Past 10 years
Total	10.48%	2.19%	3.29%	9.18%	0.68%	1.92%	6.25%	1.01%	1.98%	8.43%	2.62%	3.36%	10.47%	2.30%	3.20%